Equity - Disclosure - Equity - Summary of Balances and Changes in Dividends Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders equity details [abstract]
Beginning balance			R$ 284,024
Provisions	R$ 710,206	R$ 329,106
Payments	(284,767)	(596,436)
Ending balance	R$ 442,133	R$ 16,694
Expired dividends			R$ (3,170)